Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2014
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions

NOTE 19:-   RELATED PARTY BALANCES AND TRANSACTIONS

Most of the related party balances and transactions are with related companies and principal shareholders. Yehuda Zisapel is a principal shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors and a principal shareholder of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems, marketing, and administrative services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,476, $ 1,197 and $ 1,699 in 2012, 2013 and 2014, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. The leases for the majority of this facility expire in December 2017, with an option to terminate early after three years. . Additionally, the Company leases the U.S. subsidiary's office space from a real estate holding company controlled by Yehuda and Zohar Zisapel. The lease for this facility is valid until April 2015. The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 2,121 in 2012, $ 2,412 in 2013 and $ 2,046 in 2014.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products which are then resold to our customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 4,310, $ 4,770 and $ 4,149 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 1,130, $ 265 and $ 100 for the years ended December 31, 2012, 2013 and 2014, respectively.

Transactions with related parties:

	Year ended December 31,
	2012	2013	2014

Cost of revenues	$4,974	$5,381	$4,613

Research and development expenses	$1,032	$1,011	$1,244

Selling and marketing expenses	$1,233	$1,189	$914

General and administrative expenses	$684	$798	$1,123

Purchase of property and equipment	$1,130	$265	$100

Balances with related parties:

	December 31,
	2013	2014

Trade payables, other accounts payable and accrued expenses	$3,176	$1,400